Form N-1A Supplement	Dec. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BARON SELECT FUNDS®
BARON FOCUSED GROWTH FUND®
Supplement to the Summary Prospectus and Prospectus dated April 30, 2025, as supplemented
Effective June 1, 2026, the principal investment strategies of Baron Focused Growth Fund (the “Fund”) are hereby deleted and replaced in their entirety with the following:
Principal Investment Strategies of the Fund
The Fund is a non‑diversified fund that, under normal circumstances, invests primarily in equity securities of U.S. small- and mid‑sized growth companies. The Adviser defines small- and mid‑sized companies as those, at the time of purchase, with market capitalizations up to the largest market cap stock in the Russell Midcap Growth Index at reconstitution. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation. Because of its long-term approach, the Fund could have a significant percentage of its assets invested in securities that have appreciated beyond their original market cap ranges, and the Fund may continue to add to its investments in those securities even if their market capitalizations exceed the largest market cap stock in the Russell Midcap Growth Index at reconstitution.

Baron Focused Growth Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BARON SELECT FUNDS®
BARON FOCUSED GROWTH FUND®
Supplement to the Summary Prospectus and Prospectus dated April 30, 2025, as supplemented
Effective June 1, 2026, the principal investment strategies of Baron Focused Growth Fund (the “Fund”) are hereby deleted and replaced in their entirety with the following:
Principal Investment Strategies of the Fund
The Fund is a non‑diversified fund that, under normal circumstances, invests primarily in equity securities of U.S. small- and mid‑sized growth companies. The Adviser defines small- and mid‑sized companies as those, at the time of purchase, with market capitalizations up to the largest market cap stock in the Russell Midcap Growth Index at reconstitution. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation. Because of its long-term approach, the Fund could have a significant percentage of its assets invested in securities that have appreciated beyond their original market cap ranges, and the Fund may continue to add to its investments in those securities even if their market capitalizations exceed the largest market cap stock in the Russell Midcap Growth Index at reconstitution.